Parent company only condensed financial information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	¥ 2,021,989	¥ 2,940,874	¥ 1,221,473	¥ 1,101,660
Prepayments and other receivables	611,675	332,765
Total current assets	16,474,959	7,885,047
Non-current assets
Investment in equity investees	1,447,472	1,282,758	142,062	30,776
Intangible assets, net	2,342,840	2,725,005
Total non-current assets	13,459,797	5,185,965
Total assets	29,934,756	13,071,012
Current liabilities
Other payables and accruals	1,597,093	1,148,405
Total current liabilities	11,953,916	2,660,501
Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	84,447	51,681
Convertible debt	859,166	0
Total non-current liabilities	4,219,129	88,223
Total liabilities	16,173,045	2,748,724
Shareholders’ Equity
Ordinary shares, US$0.00004 par value; 1,250,000,000 shares authorized as of December 31 2015 and 2016 respectively; 63,311,294 shares issued and outstanding as of December 31, 2015; 70,726,025 shares issued and outstanding as of December 31, 2016.	19	17
Additional paid-in capital	8,903,759	7,859,512
Treasury shares	(41,888)	(56,690)
Statutory reserve	89,841	57,193
Accumulated other comprehensive income	742,302	281,594
Retained earnings/(Accumulated deficit)	(150,515)	218,191
Total shareholders’ equity	9,543,518	8,359,817
Total liabilities and shareholders’ equity	29,934,756	13,071,012
Parent Company [Member]
Current assets
Cash and cash equivalents	154,020	1,012,693	¥ 63,190	¥ 28,552
Prepayments and other receivables	13,046	6,651
Total current assets	167,066	1,019,344
Non-current assets
Investments in subsidiaries, VIEs and subsidiaries of VIEs	1,562,089	1,418,293
Investment in equity investees	48,276	36,141
Intangible assets, net	2,061,106	2,518,983
Due from subsidiaries, VIEs and subsidiaries of VIEs	6,583,747	3,372,890
Total non-current assets	10,255,218	7,346,307
Total assets	10,422,284	8,365,651
Current liabilities
Other payables and accruals	19,498	5,834
Total current liabilities	19,498	5,834
Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	102	0
Convertible debt	859,166	0
Total non-current liabilities	859,268	0
Total liabilities	878,766	5,834
Shareholders’ Equity
Ordinary shares, US$0.00004 par value; 1,250,000,000 shares authorized as of December 31 2015 and 2016 respectively; 63,311,294 shares issued and outstanding as of December 31, 2015; 70,726,025 shares issued and outstanding as of December 31, 2016.	19	17
Additional paid-in capital	8,903,759	7,859,512
Treasury shares	(41,888)	(56,690)
Statutory reserve	89,841	57,193
Accumulated other comprehensive income	742,302	281,594
Retained earnings/(Accumulated deficit)	(150,515)	218,191
Total shareholders’ equity	9,543,518	8,359,817
Total liabilities and shareholders’ equity	¥ 10,422,284	¥ 8,365,651